UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $64,488 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309      640   145772 SH       SOLE                   145772
ACME PACKET INC                COM              004764106     1266   208600 SH       SOLE                   208600
AMERICAN EXPRESS CO            COM              025816109     1382   101400 SH       SOLE                   101400
ARCH CAP GROUP LTD             ORD              G0450A105     5381    99900 SH       SOLE                    99900
BLOCKBUSTER INC                CL A             093679108       45    62700 SH       SOLE                    62700
BLOCKBUSTER INC                CL B             093679207      108   240500 SH       SOLE                   240500
BLOUNT INTL INC NEW            COM              095180105      936   202700 SH       SOLE                   202700
CEMEX SAB DE CV                SPON ADR NEW     151290889     1074   171908 SH       SOLE                   171908
CENTURY ALUM CO                COM              156431108       37    17600 SH       SOLE                    17600
CITRIX SYS INC                 COM              177376100     1621    71600 SH       SOLE                    71600
DAIMLER AG                     REG SHS          D1668R123     1019    39900 SH       SOLE                    39900
DEALERTRACK HLDGS INC          COM              242309102      515    39300 SH       SOLE                    39300
DREW INDS INC                  COM NEW          26168L205     1064   122600 SH       SOLE                   122600
EAGLE MATERIALS INC            COM              26969P108     1006    41500 SH       SOLE                    41500
EXTERRAN HLDGS INC             COM              30225X103     2524   157532 SH       SOLE                   157532
FIRST AMERN CORP CALIF         COM              318522307     2878   108575 SH       SOLE                   108575
HOLLY CORP                     COM PAR $0.01    435758305     2737   129100 SH       SOLE                   129100
INTUIT                         COM              461202103     6753   250100 SH       SOLE                   250100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     4820    82400 SH       SOLE                    82400
LOOPNET INC                    COM              543524300      891   146500 SH       SOLE                   146500
MOODYS CORP                    COM              615369105     3321   144900 SH       SOLE                   144900
PARKER HANNIFIN CORP           COM              701094104      834    24550 SH       SOLE                    24550
PLUM CREEK TIMBER CO INC       COM              729251108      465    16000 SH       SOLE                    16000
RAYTHEON CO                    COM NEW          755111507     4977   127800 SH       SOLE                   127800
SOMANETICS CORP                COM NEW          834445405     4383   288715 SH       SOLE                   288715
SONUS NETWORKS INC             COM              835916107     1825  1162400 SH       SOLE                  1162400
SYNOPSYS INC                   COM              871607107     4777   230444 SH       SOLE                   230444
TIME WARNER CABLE INC          COM              88732J207      648    26138 SH       SOLE                    26138
TIME WARNER INC                COM              887317105     2010   104133 SH       SOLE                   104133
VALERO ENERGY CORP NEW         COM              91913Y100      746    41700 SH       SOLE                    41700
WELLPOINT INC                  COM              94973V107     3805   100200 SH       SOLE                   100200